Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2023
Disclosure Of Trade And Other Payables [Abstract]
Accounts payable and accrued liabilities [Text Block]

9 Accounts payable and accrued liabilities

	December 31, 2023	December 31, 2022
Accounts payable	$905,340	$1,383,706
Accrued liabilities	2,141,336	2,722,357
Accrued interest	776,293	749,684
Total accounts payable and accrued liabilities	$3,822,969	$4,855,747

During the year ended December 31, 2023, the Company recorded a gain on reversal of accounts payable of $321,115 (December 31, 2022- $1,098, December 31, 2021 - $31,329). During the year ended December 31, 2023, the Company settled $64,000 (December 31, 2022 - $17,500) in accounts payable through the issuance of units in a private placement (Note 13).